CASH AND CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CASH AND CASH EQUIVALENTS [Abstract]
Cash at bank and on hand	$ 2,224,380	$ 2,714,776	$ 844,118
Short term deposits	2,207,770	4,523,713	2,692,200
Cash and cash equivalents	4,432,150	7,238,489	3,536,318	$ 1,380,358
Reconciliation of loss before income tax to net cash flows from operations [Abstract]
Net loss	(9,822,626)	(9,957,817)	(2,639,428)
Adjustment for non-cash income and expense items [Abstract]
Depreciation and impairment	8,812	1,259	40,384
Share-based payments expense	438,375	1,172,164	861,973
Net foreign exchange loss/(gain)	(234,090)	(52,538)	619
Change in assets and liabilities [Abstract]
Decrease/(increase) in trade and other receivables	10,814	(1,516)	(22,907)
(Decrease)/increase in trade and other payables	154,987	1,505,657	433,536
Exchange differences arising on translation of foreign operations	(366,084)	(249,205)	(5,772)
Net cash outflow from operating activities	$ (9,809,812)	$ (7,581,996)	$ (1,331,595)